Condensed Financial Information of the Parent Company (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SELLING EXPENSES	$ 8,196,151	$ 4,940,784	$ 3,910,646
GENERAL AND ADMINISTRATIVE EXPENSES	(5,788,918)	(6,685,377)	(3,916,736)
NET LOSS	(9,676,191)	(3,537,126)	(996,825)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(75,120)	(391,463)	574,628
COMPREHENSIVE LOSS	(9,751,312)	(3,928,588)	(422,197)
Parent [Member]
SELLING EXPENSES	(3,366,933)	(1,891,213)	(488,334)
GENERAL AND ADMINISTRATIVE EXPENSES	(2,083,936)
OTHER FINANCE EXPENSE	(2,161)
EQUITY OF LOSS OF SUBSIDIARY	(4,017,220)	(1,534,768)	(454,034)
NET LOSS	(9,470,250)	(3,425,981)	(942,368)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS		(364,652)	526,793
COMPREHENSIVE LOSS	$ (9,470,250)	$ (3,790,633)	$ (415,575)